Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
22	LOSS PER SHARE

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited and Restated)
	2025	2024
	USD	USD
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	(37,113,975)	(27,666,386)
Shares used in computation:
Weighted-average shares outstanding	6,688,032	4,825,829

Basic net loss per share attributable to equity holders of the Parent	(5.5)	(5.7)

As the Group is loss-making in all periods presented in these condensed interim consolidated financial statements, potentially dilutive instruments will have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding warrants, share options and convertible notes and could potentially dilute earnings per share in the future.

Effective August 1, 2025, the Group implemented a one-for-ten reverse stock split of its Ordinary Shares. Unless the context expressly dictates otherwise, all references to share and per share amounts referred to in these condensed interim consolidated financial statements give effect to the reverse stock split. Further, the par value of each share was changed from USD 0.0001 to USD 0.001.

In accordance with IAS 33 Earnings per Share, the number of shares and related per-share amounts (including loss per share) presented in these condensed interim consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the reverse share split.

Impact on Loss Per Share

Period ended	(Restated reported)	(Previously reported)
Six months ended June 30, 2025:
Net loss attributable to the equity holders of the Parent	(37,113,975)	(37,113,975)
Shares used in computation:	6,688,032	66,880,309
Basic net loss per share attributable to equity holders of the Parent	(5.5)	(0.55)

Six months ended June 30, 2024:
Net loss attributable to the equity holders of the Parent	(27,666,386)	(27,666,386)
Shares used in computation:	4,825,829	48,258,290
Basic net loss per share attributable to equity holders of the Parent	(5.7)	(0.57)